Document And Entity Information	Aug. 23, 2021
Document Information [Line Items]
Entity, Registrant Name	Sonic Foundry, Inc.
Document, Type	8-K
Document, Period End Date	Aug. 23, 2021
Entity, Incorporation, State or Country Code	MD
Entity, File Number	1-14007
Entity, Tax Identification Number	39-1783372
Entity, Address, Address Line One	222 W. Washington Ave
Entity, Address, City or Town	Madison
Entity, Address, State or Province	WI
Entity, Address, Postal Zip Code	53703
City Area Code	608
Local Phone Number	443-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001029744